Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - Notable Labs Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
Services revenue	$ 122		$ 122
Cost of services	31		31
Gross profit	91		91
Operating expenses
Research and development	691	1,167	3,341	6,286
General and administrative	1,150	1,037	7,005	4,086
Total operating expenses	1,841	2,204	10,346	10,372
Loss from operations	(1,750)	(2,204)	(10,255)	(10,372)
Other income, net	4,643	112	3,441	1,687
Net income (loss)	$ 2,893	$ (2,092)	$ (6,814)	$ (8,685)
Net loss per share, basic	$ 0.19	$ (0.14)	$ (0.44)	$ (0.97)
Net loss per share, diluted	$ 0.19	$ (0.14)	$ (0.44)	$ (0.97)
Weighted-average common shares outstanding, basic	15,429,359	15,424,359	15,427,137	8,950,608
Weighted-average common shares outstanding, diluted	15,429,359	15,424,359	15,427,137	8,950,608